Subsequent Events	12 Months Ended
May 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from June 1, 2024 through to the date of this filing Form 10-K and determined that there have been no reportable subsequent events.